                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
               (Address of principal executive offices) (Zip code)

                                Vincent M. Marra
                              Senior Vice President
                      AIG SunAmerica Asset Management Corp.
                    Harborside Financial Center 3200 Plaza 5
                              Jersey City, NJ 07311
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1. Reports to Stockholders

                                    [GRAPHIC]




SEMI-ANNUAL REPORT 2007

AIG SUNAMERICA
Senior Floating Rate Fund

[LOGO]

AIG

Sun America
Mutual Funds

                        Table of Contents

                    SHAREHOLDERS' LETTER...............  1
                    STATEMENT OF ASSETS AND LIABILITIES  4
                    STATEMENT OF OPERATIONS............  6
                    STATEMENT OF CHANGES IN NET ASSETS.  7
                    STATEMENT OF CASH FLOWS............  8
                    FINANCIAL HIGHLIGHTS...............  9
                    PORTFOLIO OF INVESTMENTS........... 14
                    NOTES TO FINANCIAL STATEMENTS...... 23

        June 30, 2007                                         SEMI-ANNUAL REPORT


        Shareholders' Letter


Dear Shareholders:

   We are pleased to present the semi-annual shareholder report for the SunAmerica Senior Floating Rate Fund for the six-month period ended June 30, 2007.

   The leveraged loan market opened the year as strong as it closed 2006. New issue institutional volume for the first quarter reached $137 billion, easily surpassing the previous quarter's record of $100 billion. The momentum continued into the second quarter as institutional volume reached $169 billion. The record level of new issuance is being driven by leveraged buy-outs as private equity firms continue to make acquisitions. Demand for the leveraged loan asset class continues to stem from record collateralized loan obligation
(CLO) issuance, near-record mutual fund inflows and high-yield investors who see better relative value in loans versus bonds.

   The reference interest rate for which most of our loans are based, the London Interbank Offer Rate (LIBOR), remained in a narrow range during the semi-annual period, providing consistent returns for the Fund. Also positively impacting the Fund's performance was the continued decline in market default rates, which reached a low of 0.29% as of quarter-end, June 30, 2007. The SunAmerica Senior Floating Rate Fund didn't own any loans that defaulted during the semi-annual period.

   Concerns over sub-prime mortgages have led investors to reevaluate their risk exposure. In this evolving environment, we will continue to emphasize fundamental research and strive to identify attractive investment opportunities.

   We thank you for your continued investment in the fund.

Sincerely,

THE AIG SUNAMERICA SENIOR FLOATING RATE FUND PORTFOLIO MANAGERS

AIG Global Investment Group

Thomas G. Brandt
John G. Lapham
Steven S. Oh

--------
Past performance is no guarantee of future results.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of full liquidity, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities that are rated below investment grade or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest-rate fluctuations.

        SunAmerica Senior Floating Rate Fund, Inc.
        EXPENSE EXAMPLE -- June 30, 2007 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and
(2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2007 and held until June 30, 2007.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2007" to estimate the expenses you paid on your account during this period. In addition, the "Expenses Paid During the Six Months Ended June 30, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan documents for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. In addition, the "Expenses Paid During the Six Months Ended June 30, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Senior Floating Rate Fund
        EXPENSE EXAMPLE -- June 30, 2007 -- (unaudited) (continued)


                                               Actual                                           Hypothetical
                          ------------------------------------------------- -----------------------------------------------------
                                                Ending
                                                Account                                         Ending Account
                                              Value Using   Expenses Paid                         Value using     Expenses Paid
                              Beginning         Actual        During the        Beginning      a Hypothetical 5%    During the
                            Account Value     Returns at   Six Months Ended   Account Value    Assumed Return at Six Months Ended
                          at January 1, 2007 June 30, 2007  June 30, 2007*  at January 1, 2007   June 30, 2007    June 30, 2007*
                          ------------------ ------------- ---------------- ------------------ ----------------- ----------------
Senior Floating Rate Fund
   Class A#+.............     $1,000.00        $1,033.04        $7.31           $1,000.00          $1,017.60          $7.25
   Class B#..............     $1,000.00        $1,031.52        $8.81           $1,000.00          $1,016.12          $8.75
   Class C#..............     $1,000.00        $1,031.52        $8.81           $1,000.00          $1,016.12          $8.75
   Class D#..............     $1,000.00        $1,034.08        $6.30           $1,000.00          $1,018.60          $6.26
   Class Q#+.............     $1,000.00        $1,033.05        $7.31           $1,000.00          $1,017.60          $7.25



                          Expense
                           Ratio
                           as of
                          June 30,
                           2007*
                          --------
Senior Floating Rate Fund
   Class A#+.............   1.45%
   Class B#..............   1.75%
   Class C#..............   1.75%
   Class D#..............   1.25%
   Class Q#+.............   1.45%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to your Prospectus and/or your qualified retirement plan document for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2007" and the "Expense Ratios" would have been higher.
+ Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2007 -- (unaudited)


ASSETS:
Long-term investment securities, at value (unaffiliated)*............. $347,122,968
Short-term investment securities, at value (unaffiliated)*............   32,803,013
                                                                       ------------
 Total investments....................................................  379,925,981
Receivable for:
 Fund shares sold.....................................................    6,569,806
 Dividends and interest...............................................    3,578,495
 Investments sold.....................................................    8,569,902
Prepaid expenses and other assets.....................................       19,698
Due from investment adviser for expense reimbursements/fee waivers....      114,238
Due from distributor for fee waivers..................................       64,412
                                                                       ------------
 Total assets.........................................................  398,842,532
                                                                       ------------
LIABILITIES:
Payable for:
 Fund shares redeemed.................................................      720,277
 Investments purchased................................................   25,438,323
 Investment advisory and management fees..............................      251,180
 Distribution and service maintenance fees............................      186,881
 Administration fees..................................................      118,202
 Transfer agent fees and expenses.....................................       79,844
 Directors' fees and expenses.........................................       29,710
 Other accrued expenses...............................................      141,988
Dividends payable.....................................................      676,454
Commitments ( Note 11)................................................           --
                                                                       ------------
 Total liabilities....................................................   27,642,859
                                                                       ------------
   Net assets......................................................... $371,199,673
                                                                       ============
NET ASSETS REPRESENTED BY:
Common stock, $.01 par value.......................................... $    394,555
Additional paid-in capital............................................  399,155,613
                                                                       ------------
                                                                        399,550,168
Accumulated undistributed net investment income (loss)................      (35,884)
Accumulated undistributed net realized gain (loss) on investments.....  (27,181,805)
Unrealized appreciation (depreciation) on investments.................   (1,132,806)
                                                                       ------------
 Net assets........................................................... $371,199,673
                                                                       ============

        *COST
          Long-term investment securities (unaffiliated).. $348,255,774
                                                           ============
          Short-term investment securities (unaffiliated). $ 32,803,013
                                                           ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2007 -- (unaudited) (continued)

   Class A:
   Net assets................................................... $ 84,840,377
   Shares outstanding...........................................    9,017,493
   Net asset value and redemption price per share............... $       9.41
   Maximum sales charge (3.75% of offering price)...............         0.37
                                                                 ------------
   Maximum offering price to public............................. $       9.78
                                                                 ============
   Class B:
   Net assets................................................... $ 22,920,043
   Shares outstanding...........................................    2,436,156
   Net asset value, offering and redemption price per share
    (excluding any applicable contingent deferred sales charges) $       9.41
                                                                 ============
   Class C:
   Net assets................................................... $246,577,385
   Shares outstanding...........................................   26,209,403
   Net asset value, offering and redemption price per share
    (excluding any applicable contingent deferred sales charges) $       9.41
                                                                 ============
   Class D:
   Net assets................................................... $ 13,424,478
   Shares outstanding...........................................    1,427,106
   Net asset value, offering and redemption price per share..... $       9.41
                                                                 ============
   Class Q:
   Net assets................................................... $  3,437,390
   Shares outstanding...........................................      365,329
   Net asset value, offering and redemption price per share..... $       9.41
                                                                 ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF OPERATIONS -- For the six months ended June 30, 2007 -- (unaudited)

INVESTMENT INCOME:
Interest (unaffiliated)........................................................... $10,312,786
Dividends (unaffiliated)..........................................................     762,694
Facility and other fee income (Note 2)............................................     164,666
                                                                                   -----------
   Total investment income........................................................  11,240,146
                                                                                   -----------
EXPENSES:
Investment advisory and management fees...........................................   1,223,763
Administration fees...............................................................     575,889
Distribution and service maintenance fees:
  Class A.........................................................................      71,939
  Class B.........................................................................      92,646
  Class C.........................................................................     770,866
  Class Q.........................................................................       2,347
Transfer agent fees and expenses:
  Class A.........................................................................      50,628
  Class B.........................................................................      30,601
  Class C.........................................................................     236,827
  Class D.........................................................................      17,188
  Class Q.........................................................................       2,706
Registration fees:
  Class A.........................................................................      13,907
  Class B.........................................................................       5,460
  Class C.........................................................................       9,961
  Class D.........................................................................      11,102
  Class Q.........................................................................       4,018
Accounting service fees...........................................................      31,716
Custodian and accounting fees.....................................................      51,985
Reports to shareholders...........................................................      55,399
Audit and tax fees................................................................      40,521
Legal fees........................................................................         298
Directors' fees and expenses......................................................      29,954
Other expenses....................................................................      33,155
                                                                                   -----------
   Total expenses before fee waivers, expense reimbursements and custody credits..   3,362,876
   Fees waived and expenses reimbursed by investment adviser and distributor......    (943,200)
   Custody credits earned on cash balances........................................      (1,364)
                                                                                   -----------
   Net expenses...................................................................   2,418,312
                                                                                   -----------
Net investment income (loss)......................................................   8,821,834
                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)............................     210,565
Change in unrealized appreciation (depreciation) on investments (unaffiliated)....    (429,843)
                                                                                   -----------
Net realized and unrealized gain (loss) on investments............................    (219,278)
                                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $ 8,602,556
                                                                                   ===========

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                          For the
                                                                        six months   For the year
                                                                           ended        ended
                                                                       June 30, 2007 December 31,
                                                                        (unaudited)      2006
                                                                       ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)......................................... $  8,821,834  $ 13,291,634
 Net realized gain (loss) on investments (unaffiliated)...............      210,565       305,142
 Net unrealized gain (loss) on investments (unaffiliated).............     (429,843)      (23,250)
                                                                       ------------  ------------
Increase (decrease) in net assets resulting from operations...........    8,602,556    13,573,526
                                                                       ------------  ------------

Distributions To Shareholders From:
 Net investment income (Class A)......................................   (1,302,617)      (91,162)
 Net investment income (Class B)......................................     (748,939)   (1,606,103)
 Net investment income (Class C)......................................   (6,225,050)  (10,179,734)
 Net investment income (Class D)......................................     (482,044)   (1,385,857)
 Net investment income (Class Q)......................................      (59,499)      (28,646)
                                                                       ------------  ------------
Total distributions to shareholders...................................   (8,818,149)  (13,291,502)
                                                                       ------------  ------------
Net increase (decrease) in net assets resulting from capital share
 transactions (Note 3)................................................  137,814,324    30,005,042
                                                                       ------------  ------------
Total increase (decrease) in net assets...............................  137,598,731    30,287,066
                                                                       ============  ============
NET ASSETS:
Beginning of period...................................................  233,600,942   203,313,876
                                                                       ------------  ------------
End of period+........................................................  371,199,673   233,600,942
                                                                       ============  ============

--------
+ Includes accumulated undistributed net investment income (loss)..... $    (35,884) $    (39,569)
                                                                       ============  ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CASH FLOWS -- For the six months ended June 30, 2007 -- (unaudited)

INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
Net increase in net assets from operations................................................................... $   8,602,556

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
  Purchase of loans..........................................................................................  (296,287,147)
  Proceed from loans sold....................................................................................    96,738,463
  Loan principal paydowns....................................................................................    74,243,274
  Net purchases of short-term securities.....................................................................   (19,719,926)
  Accretion of facility fee income...........................................................................       (11,415)
  Increase in receivable for dividends and interest..........................................................      (722,728)
  Increase in receivable for investments sold................................................................    (4,442,420)
  Decrease in amount due from investment adviser for expense reimbursements/fee waivers......................         7,474
  Increase in amount due from distributor for fee waivers....................................................       (20,333)
  Decrease in prepaid expenses and other assets..............................................................        25,828
  Increase in payable for investments purchased..............................................................    16,428,948
  Increase in payable for investment advisory and management fees............................................        87,183
  Increase in payable for distribution and maintenance fees..................................................        56,333
  Increase in payable for administration fees................................................................        41,027
  Decrease in other accrued expenses.........................................................................       (22,066)
  Unrealized depreciation on investments.....................................................................       429,843
  Net realized gain from investments.........................................................................      (210,565)
                                                                                                              -------------
Net cash used in operating activities........................................................................ $(124,775,671)
                                                                                                              -------------
Cash flows from financing activities:
Proceeds from shares sold....................................................................................   171,145,083
Payment on shares redeemed...................................................................................   (43,277,623)
Cash dividends paid..........................................................................................    (3,091,789)
                                                                                                              -------------
Net cash provided by financing activities.................................................................... $ 124,775,671
                                                                                                              -------------
Net increase in cash.........................................................................................            --
Cash balance at beginning of period..........................................................................            --
                                                                                                              -------------
Cash balance at end of period................................................................................ $          --
                                                                                                              =============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $5,484,112.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS


                                                                              Class A+
                                                                       ---------------------
                                                                         For the     For the
                                                                       six months  period from
                                                                          ended     10/04/06*
                                                                        06/30/07     through
                                                                       (unaudited)  12/31/06
                                                                       ----------- -----------
Net Asset Value, Beginning of Period..................................   $  9.40     $  9.39
Investment Operations:
Net investment income (loss)@.........................................      0.25        0.38
Net realized and unrealized gain (loss) on investments................      0.06       (0.22)
                                                                         -------     -------
 Total from investment operations.....................................      0.31        0.16
                                                                         -------     -------
Distributions:
Dividends from net investment income..................................     (0.30)      (0.15)
                                                                         -------     -------
Net Asset Value, End of Period........................................   $  9.41     $  9.40
                                                                         -------     -------
Total Return(1).......................................................      3.30%       1.75%
Ratios/Supplemental Data
Net assets, end of period ($000's)....................................   $84,840     $14,165
Ratio of net expenses to average net assets...........................      1.45%#      1.45%#
Ratio of net investment income to average net assets..................      6.34%#      6.78%#
Portfolio turnover rate...............................................        63%         61%
Expense ratio before waiver of fees and reimbursement of expenses.....      2.07%#      3.26%#
Net investment income ratio before waiver of fees and reimbursement
 of expenses..........................................................      5.72%#      4.97%#

--------
+ Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.
*  Inception date of class
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                                               Class B
                                                                       -------------------------------------------------------
                                                                         For the
                                                                       six months
                                                                          ended      Year     Year     Year     Year     Year
                                                                        06/30/07    ended    ended    ended    ended    ended
                                                                       (unaudited) 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02
                                                                       ----------- -------- -------- -------- -------- --------
Net Asset Value, Beginning of Period..................................   $  9.40   $  9.39  $  9.41  $  9.33  $  8.78  $  9.03
Investment Operations:
Net investment income (loss)@.........................................      0.29      0.59     0.41     0.29     0.40     0.40
Net realized and unrealized gain (loss) on investments................      0.01      0.01    (0.02)    0.08     0.54    (0.26)
                                                                         -------   -------  -------  -------  -------  -------
 Total from investment operations.....................................      0.30      0.60     0.39     0.37     0.94     0.14
                                                                         -------   -------  -------  -------  -------  -------
Distributions:
Dividends from net investment income..................................     (0.29)    (0.59)   (0.41)   (0.29)   (0.39)   (0.39)
                                                                         -------   -------  -------  -------  -------  -------
Net Asset Value, End of Period........................................   $  9.41   $  9.40  $  9.39  $  9.41  $  9.33  $  8.78
                                                                         -------   -------  -------  -------  -------  -------
Total Return(1).......................................................      3.15%     6.55%    4.24%    3.97%   10.95%    1.54%
Ratios/Supplemental Data
Net assets, end of period ($000's)....................................   $22,920   $25,885  $25,181  $27,530  $26,565  $31,906
Ratio of net expenses to average net assets...........................      1.75%#    1.75%    1.75%    1.75%    1.54%    1.45%
Ratio of net investment income to average net assets..................      6.07%#    6.25%    4.36%    3.04%    4.35%    4.42%
Portfolio turnover rate...............................................        63%       61%      57%      24%      75%     112%
Expense ratio before waiver of fees and reimbursement of expenses.....      2.47%#    2.45%    2.38%    2.38%    2.57%    2.51%
Net investment income ratio before waiver of fees and reimbursement
 of expenses..........................................................      5.35%#    5.55%    3.73%    2.41%    3.33%    3.36%

--------
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                                                 Class C
                                                                       ---------------------------------------------------
                                                                         For the
                                                                       six months
                                                                          ended      Year      Year      Year      Year
                                                                        06/30/07    ended     ended     ended     ended
                                                                       (unaudited) 12/31/06  12/31/05  12/31/04  12/31/03
                                                                       ----------- --------  --------  --------  --------
Net Asset Value, Beginning of Period..................................  $   9.40   $   9.39  $   9.41  $   9.33  $   8.78
Investment Operations:
Net investment income (loss)@.........................................      0.28       0.59      0.42      0.28      0.38
Net realized and unrealized gain (loss) on investments................      0.02       0.01     (0.03)     0.09      0.56
                                                                        --------   --------  --------  --------  --------
 Total from investment operations.....................................      0.30       0.60      0.39      0.37      0.94
                                                                        --------   --------  --------  --------  --------
Distributions:
Dividends from net investment income..................................     (0.29)     (0.59)    (0.41)    (0.29)    (0.39)
                                                                        --------   --------  --------  --------  --------
Net Asset Value, End of Period........................................  $   9.41   $   9.40  $   9.39  $   9.41  $   9.33
                                                                        --------   --------  --------  --------  --------
Total Return(1).......................................................      3.15%      6.54%     4.24%     3.97%    10.92%
Ratios/Supplemental Data
Net assets, end of period ($000's)....................................  $246,577   $176,743  $154,584  $174,583  $103,726
Ratio of net expenses to average net assets...........................      1.75%#     1.75%     1.75%     1.75%     1.59%
Ratio of net investment income to average net assets..................      6.06%#     6.26%     4.36%     3.06%     4.22%
Portfolio turnover rate...............................................        63%        61%       57%       24%       75%
Expense ratio before waiver of fees and reimbursement of expenses.....      2.41%#     2.39%     2.32%     2.35%     2.51%
Net investment income ratio before waiver of fees and reimbursement
 of expenses..........................................................      5.40%#     5.62%     3.79%     2.46%     3.31%

                                                                       --------


                                                                         Year
                                                                        ended
                                                                       12/31/02
                                                                       --------
Net Asset Value, Beginning of Period.................................. $  9.03
Investment Operations:
Net investment income (loss)@.........................................    0.40
Net realized and unrealized gain (loss) on investments................   (0.27)
                                                                       -------
 Total from investment operations.....................................    0.13
                                                                       -------
Distributions:
Dividends from net investment income..................................   (0.38)
                                                                       -------
Net Asset Value, End of Period........................................ $  8.78
                                                                       -------
Total Return(1).......................................................    1.47%
Ratios/Supplemental Data
Net assets, end of period ($000's).................................... $86,101
Ratio of net expenses to average net assets...........................    1.50%
Ratio of net investment income to average net assets..................    4.33%
Portfolio turnover rate...............................................     112%
Expense ratio before waiver of fees and reimbursement of expenses.....    2.48%
Net investment income ratio before waiver of fees and reimbursement
 of expenses..........................................................    3.36%

--------
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                 Class D
                                         -------------------------------------------------------
                                           For the
                                         six months
                                            ended      Year     Year     Year     Year     Year
                                          06/30/07    ended    ended    ended    ended    ended
                                         (unaudited) 12/31/06 12/31/05 12/31/04 12/31/03 12/31/02
                                         ----------- -------- -------- -------- -------- --------
Net Asset Value, Beginning of Period....   $  9.40   $  9.39  $  9.41  $  9.33  $  8.78  $  9.03
Investment Operations:
Net investment income (loss)@...........      0.31      0.66     0.47     0.33     0.43     0.43
Net realized and unrealized gain (loss)
 on investments.........................      0.01     (0.01)   (0.03)    0.08     0.54    (0.27)
                                           -------   -------  -------  -------  -------  -------
 Total from investment operations.......      0.32      0.65     0.44     0.41     0.97     0.16
                                           -------   -------  -------  -------  -------  -------
Distributions:
Dividends from net investment income....     (0.31)    (0.64)   (0.46)   (0.33)   (0.42)   (0.41)
                                           -------   -------  -------  -------  -------  -------
Net Asset Value, End of Period..........   $  9.41   $  9.40  $  9.39  $  9.41  $  9.33  $  8.78
                                           -------   -------  -------  -------  -------  -------
Total Return(1).........................      3.41%     7.08%    4.76%    4.49%   11.28%    1.72%
Ratios/Supplemental Data
Net assets, end of period ($000's)......   $13,424   $16,034  $23,148  $27,630  $13,369  $15,037
Ratio of net expenses to average net
 assets.................................      1.25%#    1.25%    1.25%    1.25%    1.25%    1.25%
Ratio of net investment income to
 average net assets.....................      6.57%#    6.71%    4.86%    3.60%    4.63%    4.58%
Portfolio turnover rate.................        63%       61%      57%      24%      75%     112%
Expense ratio before waiver of fees and
 reimbursement of expenses..............      1.81%#    1.72%    1.60%    1.62%    1.86%    1.77%
Net investment income ratio before
 waiver of fees and reimbursement of
 expenses...............................      6.01%#    6.24%    4.51%    3.23%    4.02%    4.06%

--------
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                                      Class Q(2)
                                                                       --------------------------------------
                                                                         For the                       For the
                                                                       six months                    period from
                                                                          ended      Year     Year    4/28/04*
                                                                        06/30/07    ended    ended     through
                                                                       (unaudited) 12/31/06 12/31/05  12/31/04
                                                                       ----------- -------- -------- -----------
Net Asset Value, Beginning of Period..................................   $ 9.40     $ 9.39   $ 9.41    $ 9.42
Investment Operations:
Net investment income (loss)@.........................................     0.25       0.59     0.43      0.22
Net realized and unrealized gain (loss) on investments................     0.06       0.04    (0.01)    (0.01)
                                                                         ------     ------   ------    ------
 Total from investment operations.....................................     0.31       0.63     0.42      0.21
                                                                         ------     ------   ------    ------
Distributions:
Dividends from net investment income..................................    (0.30)     (0.62)   (0.44)    (0.22)
                                                                         ------     ------   ------    ------
Net Asset Value, End of Period........................................   $ 9.41       9.40   $ 9.39    $ 9.41
                                                                         ------     ------   ------    ------
Total Return(1).......................................................     3.31%      6.86%    4.55%     2.22%
Ratios/Supplemental Data
Net assets, end of period ($000's)....................................   $3,437     $  773   $  401    $  224
Ratio of net expenses to average net assets...........................     1.45%#     1.45%    1.45%     1.45%#
Ratio of net investment income to average net assets..................     6.34%#     6.57%    4.74%     3.44%#
Portfolio turnover rate...............................................       63%        61%      57%       24%
Expense ratio before waiver of fees and reimbursement of expenses.....     2.37%#     4.06%    4.32%     9.31%#
Net investment income ratio before waiver of fees and reimbursement
 of expenses..........................................................     5.42%#     3.97%    1.87%    (4.42)%#

--------
*  Inception date of class
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(2)Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO PROFILE -- June 30, 2007 -- (unaudited)

          Industry Allocation*
          Broadcasting & Entertainment........................  10.6%
          Registered Investment Companies.....................   8.8
          Printing and Publishing.............................   7.6
          Healthcare, Education and Childcare.................   7.5
          Retail Stores.......................................   6.1
          Telecommunications..................................   5.3
          Utilities...........................................   4.9
          Leisure, Amusement, Entertainment...................   4.8
          Chemicals, Plastics and Rubber......................   4.5
          Oil and Gas.........................................   4.5
          Buildings & Real Estate.............................   4.4
          Electronics.........................................   3.7
          Hotels, Motels, Inns and Gaming.....................   3.7
          Finance.............................................   3.2
          Beverage, Food & Tobacco............................   3.1
          Cargo Transport.....................................   3.0
          Containers, Packaging and Glass.....................   2.8
          Diversified/Conglomerate Manufacturing..............   2.4
          Machinery...........................................   1.7
          Personal Transportation.............................   1.6
          Automobile..........................................   1.4
          Personal, Goods and Misc. Services..................   1.4
          Diversified/Conglomerate Service....................   1.1
          Aerospace/Defense...................................   0.9
          Home and Office Furnishings, Housewares and Durables   0.9
          Mining, Steel, Iron and Nonprecious Metals..........   0.9
          Personal and Nondurable Consumer Products...........   0.8
          Ecological..........................................   0.5
          Textiles and Leather................................   0.3
                                                               -----
                                                               102.4%
                                                               =====

                            Credit Quality+#
                            BB+.............   1.4%
                            BB..............   5.2
                            BB-.............  16.1
                            B+..............  27.5
                            B...............  28.9
                            B-..............  10.8
                            CCC+............   1.7
                            CCC.............   0.6
                            Not Rated@......   7.8
                                             -----
                                             100.0%
                                             =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2007 -- (unaudited)

                                                     Ratings/(1)/
                                                     ------------
                                                                   Interest  Maturity  Principal    Value
         Industry Description               Type     Moody's S&P     Rate    Date/(2)/  Amount     (Note 2)
-------------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 92.9%
Aerospace/Defense -- 0.8%
  Axle Tech International.............. BTL-B          B2     B+    7.35%    10/21/12  $  223,214 $   224,236
  McKechnie Aerospace De, Inc.......... 2nd Lien      Caa1   CCC+   10.36    05/11/15   1,500,000   1,515,625
  SI International, Inc................ BTL            B1     B+  7.32-7.34  02/09/11     716,804     720,835
  Wesco International.................. 2nd Lien      Caa1    B+    11.11    03/28/14     500,000     508,958
                                                                                                  -----------
                                                                                                    2,969,654
                                                                                                  -----------
Automobile -- 1.3%
  FleetPride Corp...................... BTL-B          B3     B      8.09    06/06/13     226,563     227,057
  KAR Holdings, Inc.................... BTL            B2     B-     7.61    10/20/13   1,000,000   1,002,000
  Key Safety Systems, Inc.............. 1st Lien       B2     B+  7.57-9.50  03/08/14   1,496,250   1,495,314
  Ozburn-Hessey Holding Co. LLC........ BTL            B3     B   8.57-8.65  08/10/12     514,714     513,427
  United Components, Inc............... Tranche D      B3     B      7.61    06/30/10     493,182     495,030
  Visteon Corp......................... BTL-B          B3     B      8.35    04/06/14   1,000,000   1,003,660
                                                                                                  -----------
                                                                                                    4,736,488
                                                                                                  -----------
Beverage, Food & Tobacco -- 3.1%
  Aramark Corp......................... LOC            B1     B+     7.35    01/26/14     131,683     131,944
  Aramark Corp......................... BTL            B1     B+     7.36    01/26/14   2,537,818   2,542,865
  B&G Foods, Inc....................... BTL-B          B2     B      7.36    02/23/13     565,217     569,103
  Best Brands Corp..................... BTL-C         Caa1    B     11.82    06/30/13   1,421,817   1,421,817
  Birds Eye Foods, Inc................. BTL            B1     B-     7.11    03/22/13     864,167     864,977
  Dean Foods Co........................ BTL-B         Ba3     BB     6.86    04/02/14     997,500     997,438
  Dole Food Co., Inc................... BTL-B          B2     B   7.44-9.25  04/12/13     206,686     206,112
  Dole Food Co., Inc................... BTL-C          B2     B   7.44-9.25  04/12/13     688,953     687,040
  Dole Food Co., Inc................... CLD            B2     B      5.23    04/12/13      93,023      92,765
  Fresh Start Bakeries, Inc............ 2nd Lien      Caa1   CCC+   11.13    03/29/14     250,000     253,125
  Leiner Health Products Group, Inc.... BTL-B          B3     B-     9.83    05/27/11     491,139     486,382
  NPC International, Inc............... BTL            B2     B+  7.07-7.11  05/03/13   1,666,667   1,670,313
  Pierre Foods, Inc.................... BTL-B          B1     B+     7.57    06/30/10     702,738     705,813
  Pinnacle Foods Group, Inc............ BTL-B          B3     B-     8.11    03/30/14   1,000,000   1,001,979
                                                                                                  -----------
                                                                                                   11,631,673
                                                                                                  -----------
Broadcasting & Entertainment -- 10.6%
  Century -- TCI California LP(5)...... Revolver       NR     NR     8.25    12/31/07      10,000       9,900
  Cequel Communications LLC............ 2nd Lien       B2     B+  7.36-9.25  11/05/13   1,995,000   1,987,972
  Charter Communications Operating LLC. BTL           Caa1    B-     7.32    03/06/14   4,000,000   3,970,000
  Citadel Broadcasting Co.............. BTL-B         Ba3     B+     6.95    05/31/14   6,000,000   5,962,500
  CSC Holdings, Inc.................... BTL-B          B2     BB     7.07    02/24/12   2,477,487   2,479,450
  Cumulus Media, Inc................... BTL           Ba3     B   7.07-7.11  06/07/14   1,973,333   1,979,090
  Gray Television, Inc................. BTL-B         Ba3     B   6.82-6.86  12/31/14   1,000,000     997,656
  Haights Cross Operating Co........... BTL            B1     B-     9.86    08/20/08   1,441,338   1,447,644
  HIT Entertainment, Ltd............... 2nd Lien       B3     B     10.86    02/26/13   1,000,000   1,010,938
  Insight Midwest Holdings LLC......... BTL-B          B1    BB-     7.35    04/06/14   3,000,000   3,010,548
  Intelsat Zeus, Ltd................... BTL            B2     B+     7.35    07/03/13     980,075     983,750
  Mission Broadcasting, Inc............ BTL-B          B2     B      7.11    08/14/12   1,194,914   1,193,420
  Nexstar Broadcasting, Inc............ BTL-B          B2     B      7.11    08/14/12   1,131,856   1,130,441
  NextMedia Operating.................. 2nd Lien      Caa1    B      9.82    11/15/13     500,000     503,282
  PanAmSat Corp........................ BTL-A          B2     B+     7.35    07/03/12     129,357     130,146
  PanAmSat Corp........................ BTL-B2         B2     B+     7.35    08/22/11   4,274,853   4,291,555
  Persona Communication, Inc........... Delayed Draw   B2     B   8.07-10.00 10/12/13      95,750      96,408
  Persona Communication, Inc........... 1st Lien       B2     B   8.07-10.00 10/12/13     154,250     155,310
  Persona Communication, Inc........... 2nd Lien      Caa1    B     11.35    10/12/13   1,000,000   1,015,625
  Radio Systems Corp................... BTL-B          B1     B   8.07-10.00 09/15/13     496,250     501,058
  Spanish Broadcasting Systems, Inc.... 1st Lien       B1     B-     7.11    06/10/12     977,500     978,722
  Univision Communications, Inc.(8).... BTL-B          B1     B      7.61    03/28/14   3,758,389   3,711,951
  WideOpenWest Finance LLC............. BTL            B3     B-  7.60-9.50  06/22/14   1,000,000     995,000
  Young Broadcasting, Inc.............. BTL            B3    CCC+    7.88    11/03/12     980,000     984,165
                                                                                                  -----------
                                                                                                   39,526,531
                                                                                                  -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2007 -- (unaudited) (continued)

                                                          Ratings/(1)/
                                                          -----------
                                                                        Interest  Maturity  Principal    Value
          Industry Description                 Type       Moody's  S&P    Rate    Date/(2)/  Amount     (Note 2)
------------------------------------------------------------------------------------------------------------------
Buildings & Real Estate -- 4.5%
  Atrium Cos., Inc....................... BTL               B2      B  8.59-8.61% 05/31/12  $  440,821 $   436,046
  Brand Services, Inc.................... 1st Lien          B1     NR     7.63    02/07/14   1,995,000   2,002,481
  Brickman Group Holdings, Inc........... BTL-B             B2     B+     7.40    01/23/14   1,997,500   2,002,494
  Building Materials Holding Corp........ Junior 2nd Lien  Caa1    BB-   11.13    02/22/15   1,000,000     983,333
  Building Materials Holding Corp........ BTL               B2     BB-    8.19    02/22/14     995,006     983,439
  LandSource Communities Development LLC. 1st Lien         Ba3     BB  8.11-10.00 02/27/13     997,500   1,000,227
  LandSource Communities Development LLC. 2nd Lien          B2     BB     9.86    02/27/14     500,000     504,375
  Masonite International Corp............ BTL               B2     B+  7.35-7.36  04/05/13   1,472,480   1,432,049
  Masonite International Corp............ CND TL            B2     B+  7.35-7.36  04/05/13   1,469,976   1,429,613
  North Las Vegas........................ 1st Lien          B2     BB-    8.07    05/09/11     290,911     292,366
  North Las Vegas........................ 2nd Lien         Caa1    BB-   12.32    05/09/12     250,000     251,875
  PGT Industries, Inc.................... BTL-A2            B2      B     8.32    02/14/12     513,979     514,621
  Realogy Corp........................... CLD               B3     BB     8.32    04/10/13     742,424     736,134
  Realogy Corp........................... CLTL              B3     B+     8.35    10/10/13   2,757,576   2,734,214
  Tensar Earth Technologies.............. BTL-B             B2     B-     8.11    10/31/12     985,018     989,943
  Yellowstone Club....................... 2nd Lien          B1     B+     7.70    09/30/10     224,933     225,004
                                                                                                       -----------
                                                                                                        16,518,214
                                                                                                       -----------
Cargo Transport -- 3.0%
  Cardinal Logistics Management, Inc..... 2nd Lien          NR     NR    11.07    03/23/14   1,000,000     970,000
  Dockwise Transport BV.................. BTL-B             NR     NR     8.24    04/01/15     244,379     245,325
  Dockwise Transport BV.................. BTL-B2            NR     NR     7.74    04/01/15     500,000     500,000
  Dockwise Transport BV.................. BTL-C             NR     NR     8.19    04/01/16     244,379     246,426
  Dockwise Transport BV.................. BTL-C2            NR     NR     8.19    04/01/16     500,000     500,000
  Dockwise Transport BV.................. BTL-D1            NR     NR     9.81    07/12/16     500,000     509,999
  Dockwise Transport BV.................. BTL-D2            NR     NR     9.81    07/12/16   1,000,000   1,000,000
  Greatwide Logistics Services, Inc...... 2nd Lien         Caa1    B-    11.86    06/19/14   1,000,000     964,375
  Hertz Corp............................. Tranche B        Ba3     BB- 7.09-7.11  12/21/12     348,906     350,882
  RailAmerica, Inc....................... BTL-B            Ba3     NR     7.61    12/30/08   1,000,000   1,003,125
  Swift Transportation Co., Inc.......... BTL-B             B2      B     8.38    05/10/14   5,000,000   4,947,320
                                                                                                       -----------
                                                                                                        11,237,452
                                                                                                       -----------
Chemicals, Plastics & Rubber -- 4.5%
  Brenntag AG............................ BTL-B2            B2      B     7.89    01/20/14     200,909     201,725
  Brenntag AG............................ BTL               B2      B     7.89    01/20/14      49,091      49,582
  Celanese AG............................ BTL-B            Ba3     BB-    7.10    04/02/14   2,500,000   2,507,813
  Cognis GmbH............................ BTL-C             B1      B     7.36    05/01/15   1,000,000   1,004,625
  Cristal Inorganic Chemicals US, Inc.... 1st Lien          B2     B+     7.57    05/21/14   1,000,000   1,005,625
  Hexion Specialty Chemicals, Inc........ BTL-C1            B2      B     7.63    05/05/13     815,377     818,791
  Hexion Specialty Chemicals, Inc........ BTL-C2            B2      B     7.63    05/05/13     176,677     177,417
  Huntsman International LLC............. BTL-B            Ba3     BB-    7.07    04/19/14   2,000,000   2,002,678
  Ineos US Finance LLC................... BTL-B            Ba3     B+     7.58    12/16/13     742,500     748,378
  Ineos US Finance LLC................... BTL-C            Ba3     B+     8.08    12/16/14     742,500     748,378
  ISP Chemco, Inc........................ BTL-B            Ba3     BB-    7.13    02/15/13   1,500,000   1,502,813
  Kraton Polymers LLC.................... BTL-B             B1     B+  7.37-9.75  05/12/13     436,563     439,474
  Momentive Performance.................. BTL               B3      B     7.63    12/04/13     995,000     997,591
  PQ Corp................................ BTL               B1     B+     7.32    02/11/12     733,125     734,958
  Rockwood Specialties Group, Inc........ Tranche D         B1     B+     7.11    12/13/13   1,960,000   1,971,393
  Wellman, Inc........................... 2nd Lien         Caa1    B-    12.11    02/10/10   1,000,000     926,429
  Yankee Candle Co....................... BTL-B             B2      B     7.36    02/06/13   1,000,000   1,004,479
                                                                                                       -----------
                                                                                                        16,842,149
                                                                                                       -----------
Containers, Packaging & Glass -- 2.8%
  Boise Cascade Holdings LLC(8).......... BTL-E            Ba2     BB  6.84-6.88  04/30/14   1,629,961   1,630,572
  Captive Plastics....................... BTL               B2     B-     8.11    08/18/11     427,426     430,632
  Captive Plastics....................... 2nd Lien          B3     B-    12.61    02/18/12   1,000,000   1,012,500
  Domtar, Inc............................ BTL              Ba3     BB-    6.74    03/05/14   1,800,000   1,794,825
  Georgia-Pacific Corp................... BTL-B            Ba3     BB-    7.11    12/20/12   1,970,000   1,976,735
  Graham Packaging Co. LP................ BTL-B             B2      B     7.63    10/30/11   2,992,500   3,007,196
  MMGS Packaging Acquisition............. 2nd Lien          NR     NR    10.85    03/10/14     500,000     505,938
                                                                                                       -----------
                                                                                                        10,358,398
                                                                                                       -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2007 -- (unaudited) (continued)

                                                            Ratings/(1)/
                                                            -----------
                                                                          Interest   Maturity  Principal    Value
             Industry Description                  Type     Moody's  S&P    Rate     Date/(2)/  Amount     (Note 2)
---------------------------------------------------------------------------------------------------------------------
Diversified/Conglomerate Manufacturing -- 2.4%
  Accuride Corp............................... BTL-B          B1     B+     7.38%    01/31/12  $1,107,727 $ 1,115,738
  Aearo Technologies, Inc..................... 2nd Lien      Caa1     B     10.86    11/30/14   1,340,000   1,358,425
  Cinram International, Inc................... BTL-B          B1     BB-    7.36     05/05/11     994,975     992,399
  Culligan International Co................... BTL-B          B2      B   7.57-7.61  11/24/12   1,000,000   1,003,750
  Enersys Capital, Inc........................ BTL           Ba3     BB   7.11-7.15  03/17/11     582,075     585,349
  Maxim Crane Works LP........................ BTL-B          B1     B+     7.36     06/29/14   1,000,000   1,000,000
  Oshkosh Truck Corp.......................... BTL-B         Ba3     BB     7.11     12/06/13     995,000     999,350
  Polypore, Inc............................... BTL            B3      B     8.32     11/12/11     941,270     943,623
  RGIS LLC(8)................................. BTL-B          B2     B-     7.86     05/01/14     952,381     955,754
                                                                                                          -----------
                                                                                                            8,954,388
                                                                                                          -----------
Diversified/Conglomerate Service -- 1.1%
  Billing Services Group...................... BTL-A          B1     B+     7.88     05/11/12     468,750     471,094
  Bridge Information Systems, Inc.+#@(5)(6)... BTL-B         Caa1     D     11.25    05/29/05     412,852           0
  Coinstar, Inc............................... BTL           Ba2     BB-    7.35     07/07/11     790,473     794,920
  NES Rentals Holdings........................ 2nd Lien      Caa1    B+     12.13    07/20/13   2,157,140   2,181,857
  Protection One, Inc......................... BTL            B2     B+   7.57-7.61  04/18/11     460,635     462,795
                                                                                                          -----------
                                                                                                            3,910,666
                                                                                                          -----------
Ecological -- 0.5%
  Allied Waste North America, Inc............. BTL-B          B1     BB   7.06-7.15  03/28/14   1,130,795   1,135,238
  Allied Waste North America, Inc............. CLD            B1     BB     7.07     03/28/14     614,258     617,099
                                                                                                          -----------
                                                                                                            1,752,337
                                                                                                          -----------
Electronics -- 3.1%
  Advanced Micro Devices, Inc................. BTL            B1     B+     7.36     12/31/13     677,422     677,037
  Affiliated Computer Services................ FSRI          Ba2     B+     7.32     03/20/13     990,000     993,619
  Aspect Software, Inc........................ Tranche A-1    B2      B     8.36     07/11/11     496,250     499,972
  Infor Global Solutions...................... Delayed Draw   B3     B-     9.10     07/28/12     340,286     342,838
  Infor Global Solutions...................... BTL            B3     B-   9.11-9.12  07/28/12     652,214     657,187
  Itron, Inc.................................. BTL            B1     B+     7.36     04/18/14     997,500   1,003,579
  Reynolds & Reynolds Co...................... 1st Lien       B1     B+     7.36     10/25/12     974,207     980,209
  Reynolds & Reynolds Co...................... 2nd Lien       B3     B+     10.86    10/25/13     250,000     256,250
  Sensata Technologies........................ BTL-B          B2     B+     7.11     04/30/13   1,989,950   1,989,498
  Sungard Data Systems, Inc................... BTL-B          B2     B+     7.36     02/28/14   3,920,300   3,941,477
                                                                                                          -----------
                                                                                                           11,341,666
                                                                                                          -----------
Finance -- 3.2%
  Amwins Group, Inc........................... 1st Lien       B2     B-   7.82-7.84  06/08/13   2,000,000   2,005,000
  Bankruptcy Management Solutions............. 2nd Lien      Caa1     B     11.57    07/31/13     248,125     253,088
  Hub International Holdings, Inc.(8)......... BTL            B3      B     7.86     06/13/14   2,450,980   2,451,748
  iPayment, Inc............................... BTL-B          B2      B   7.32-7.35  05/10/13   1,982,462   1,967,594
  Nasdaq Stock Market, Inc.................... BTL-B         Ba3     BB+    7.07     04/18/12     484,419     485,933
  Nasdaq Stock Market, Inc.................... BTL-C         Ba3     BB+    7.07     04/18/12     280,806     281,684
  National Processing Co. LLC................. 1st Lien       B3      B  8.35-10.25  09/29/13     992,308     996,029
  National Processing Co. LLC................. 2nd Lien      Caa2     B     11.85    09/29/14     500,000     502,188
  Neff Corp................................... 2nd Lien       B3     B+     8.90     10/31/14     500,000     503,646
  NES Tanks................................... 2nd Lien       B2      B     9.11     04/06/14     500,000     504,688
  Rental Service Corp......................... 2nd Lien       B3     B+  8.82-10.75  11/30/13     795,841     809,569
  RiskMetrics Group Holdings LLC.............. 2nd Lien       B3      B     10.86    07/11/14     250,000     253,125
  TransFirst Holdings, Inc.................... BTL-B          B2     B+     8.11     08/15/13   1,000,000   1,000,625
                                                                                                          -----------
                                                                                                           12,014,917
                                                                                                          -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2007 -- (unaudited) (continued)

                                                                         Ratings/(1)/
                                                                         ------------
                                                                                       Interest  Maturity  Principal    Value
                  Industry Description                        Type       Moody's S&P     Rate    Date/(2)/  Amount     (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
Healthcare, Education & Childcare -- 7.5%
  AMR/EmCare Holdings................................... BTL               B1     B+  7.32-7.36% 02/10/12  $  643,770 $   646,184
  CHG Cos., Inc......................................... 2nd Lien          B3    CCC+   11.32    01/08/14   1,000,000   1,020,000
  Community Health Systems, Inc......................... BTL               B1    BB-  7.07-7.11  08/19/11   1,295,531   1,299,782
  Community Health Systems, Inc......................... Incremental BTL   B1    BB-  7.07-7.09  02/28/12     992,500     995,756
  Community Health Systems, Inc......................... BTL-B            Ba3     NR     7.57    06/01/14   4,000,000   4,000,000
  ComPsych Investment Corp.............................. BTL-B             B2     NR     8.07    04/20/12     902,500     904,756
  DaVita, Inc........................................... BTL-B            Ba3    BB-  6.85-6.88  10/05/12   2,000,000   2,005,156
  Gambro AB............................................. BTL-B             B2     B-     7.87    12/06/14     500,000     503,334
  Gambro AB............................................. BTL-C             B2     B-     8.37    12/06/15     500,000     505,417
  HCA, Inc.............................................. BTL-B             B2     B+     7.61    11/18/13   2,985,000   3,001,615
  Health Management Associates.......................... BTL-B            Ba3     B+     7.11    02/16/14   2,992,500   2,998,877
  IASIS Healthcare Corp................................. Delayed Draw      B2     B      7.36    06/15/14     273,450     273,963
  IASIS Healthcare Corp................................. LOC               B2     B      7.32    06/15/14     127,186     127,424
  IASIS Healthcare Corp................................. BTL               B2     B      7.37    06/15/14   1,392,377   1,394,987
  Magellan Health Services, Inc......................... BTL              Ba2     B+     7.11    08/15/08     138,889     139,236
  Magellan Health Services, Inc......................... CLC              Ba2     B+     5.20    08/15/08     277,778     278,472
  PTS Pharmaceuticals................................... BTL-B             B2     B+     7.61    04/10/14   2,000,000   1,996,876
  Reable Therapeutics Finance LLC....................... BTL-B             B2     B   7.86-7.90  11/03/13     992,500     994,672
  Royalty Pharma AG..................................... BTL-B            Baa2   BB+  6.82-6.84  05/14/13   1,496,250   1,502,796
  Spectrum Labs......................................... BTL-B             NR     NR     8.61    12/23/11     985,000     982,538
  Team Health, Inc...................................... BTL-B             B2     B+     7.36    11/23/12     246,875     247,698
  Vanguard Health Systems, Inc.......................... Tranche 1        Ba3     B      7.61    09/23/11     975,261     980,342
  Warner Chilcott Corp.................................. BTL-B             B2     B+     7.36    01/18/12     937,624     942,144
  Warner Chilcott Corp.................................. BTL-C             B2     B+     7.36    01/18/12     258,307     259,552
                                                                                                                      -----------
                                                                                                                       28,001,577
                                                                                                                      -----------
Home & Office Furnishings, Housewares & Durables -- 0.9%
  Jarden Corp........................................... BTL-B1            B1     B+     7.11    01/24/12   1,033,162   1,036,176
  Jarden Corp........................................... BTL-B2            B1     B+     7.11    01/24/12     550,300     552,077
  National Bedding Co................................... 2nd Lien         Caa1    B+    10.36    08/31/12   1,000,000   1,011,875
  Simmons Co............................................ Tranche D         B2     B   7.38-7.44  12/19/11     843,120     846,984
                                                                                                                      -----------
                                                                                                                        3,447,112
                                                                                                                      -----------
Hotels, Motels, Inns, & Gaming -- 3.7%
  CCM Merger, Inc....................................... BTL-B             B1     B      7.36    07/13/12     490,003     493,142
  Fairmont Hotels and Resorts........................... BTL-B             NR     NR     8.57    06/15/11     750,327     756,892
  Golden Nugget, Inc.................................... 1st Lien          B2     B+     7.32    06/08/14   1,000,000   1,000,000
  Green Valley Ranch Gaming LLC......................... 2nd Lien         Caa1    B      8.61    07/08/14   1,000,000   1,007,250
  Isle of Capri Casinos, Inc............................ BTL              Ba3    BB-     7.09    02/04/11     292,500     293,719
  Las Vegas Sands, Inc.................................. BTL              Ba3    BB-     7.11    04/17/14   3,000,000   2,997,321
  Penn National Gaming, Inc............................. BTL-B            Ba2     BB     7.11    10/03/12   1,965,000   1,969,800
  Riviera Holdings Corp................................. BTL-B             B2     B+     7.36    05/30/14   2,000,000   2,000,000
  Trump Entertainment Resorts Holdings LP............... BTL-B1            B3     B   7.86-9.75  05/20/12     490,000     493,522
  Trump Entertainment Resorts Holdings LP............... BTL-B2            B3     B   7.86-7.87  05/20/12     490,000     493,522
  Venetian Macau, Ltd................................... BTL               B1    BB-     7.61    04/01/13     500,000     504,546
  Venetian Macau, Ltd................................... BTL-B             B1    BB-     7.61    05/26/13     166,667     168,182
  Wembley, Inc.......................................... 1st Lien          B1     B+  7.82-7.88  08/11/11     245,004     245,617
  Wembley, Inc.......................................... 2nd Lien          B3     B+     9.63    08/11/11     250,000     251,406
  Wimar Landco LLC...................................... BTL               B2     B      7.61    01/07/12   1,000,000   1,007,232
                                                                                                                      -----------
                                                                                                                       13,682,151
                                                                                                                      -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2007 -- (unaudited) (continued)

                                                           Ratings/(1)/
                                                           ------------
                                                                         Interest   Maturity  Principal    Value
              Industry Description                 Type    Moody's S&P     Rate     Date/(2)/  Amount     (Note 2)
--------------------------------------------------------------------------------------------------------------------
Leisure, Amusement, Entertainment -- 4.8%
  24 Hour Fitness Worldwide, Inc................ BTL-B       B2     B   7.85-7.88%  06/08/12  $1,975,000 $ 1,990,223
  Audio Visual Services Group, Inc.............. 2nd Lien    B3    CCC+    10.86    08/28/14   1,000,000   1,003,125
  Cedar Fair LP................................. BTL        Ba3     B+     7.32     08/30/12     990,000     995,260
  Deluxe Entertainment Service Group, Inc....... CND TL      B1     B      7.61     05/11/14      78,740      79,023
  Deluxe Entertainment Service Group, Inc....... Tranche A   B1     B      5.26     05/11/13      39,370      39,512
  Deluxe Entertainment Service Group, Inc....... BTL-B       B1     B      7.61     05/11/14     881,890     885,059
  Fender Musical Instruments Corp.(8)........... BTL-B       B1     B+     7.65     06/06/14     666,667     669,167
  Hicks Sports Group............................ BTL-B       NR     NR     7.88     12/22/10   3,000,000   3,000,939
  Metro-Goldwyn-Mayer Studios, Inc.............. BTL-B      Ba3     B      8.61     04/08/12   2,962,500   2,973,032
  Panavision, Inc............................... 2nd Lien   Caa1    B-  12.32-12.36 03/30/12     500,000     505,313
  Six Flags Theme Parks, Inc.................... BTL         B3     B      7.61     05/17/14   2,000,000   1,982,678
  True Temper Sports, Inc....................... BTL         B3     B-   8.54-8.62  03/15/11     357,975     358,870
  WMG Acquisition Corp.(8)...................... BTL-B      Ba3    BB-     7.36     01/18/12   3,373,479   3,387,769
                                                                                                         -----------
                                                                                                          17,869,970
                                                                                                         -----------
Machinery -- 1.7%
  Baldor Electric Co............................ BTL         B1    BB-     7.13     01/31/14   1,807,552   1,815,084
  Bombardier Capital, Inc....................... BTL         B1     B+     7.86     06/28/13     911,392     913,956
  Generac Power Systems, Inc.................... 1st Lien    B2     B      7.86     11/09/13     990,000     975,415
  Generac Power Systems, Inc.................... 2nd Lien   Baa1    B      11.36    05/10/14   1,000,000     957,188
  Gleason Corp.................................. BTL         B2     B+     7.63     06/30/13     672,727     676,932
  NACCO Materials Handling Group, Inc........... BTL         B2    BB-   7.32-7.36  03/21/13     997,487     998,734
                                                                                                         -----------
                                                                                                           6,337,309
                                                                                                         -----------
Mining, Steel, Iron & Nonprecious Metals -- 0.9%
  Aleris International, Inc..................... BTL         B2     B+     7.38     12/19/13     997,500     990,331
  Algoma Steel, Inc............................. BTL-B       B3     B      7.86     06/08/13   1,000,000   1,000,000
  Freeport-McMoRan Copper & Gold, Inc........... BTL-B      Ba2    BB+     9.00     03/19/14     653,333     654,464
  Novelis, Inc.................................. BTL         B1    BB-     7.59     01/07/12     345,621     346,404
  Novelis, Inc.................................. CND TL      B1    BB-     7.61     01/07/12     193,579     194,018
  Walter Industries, Inc........................ BTL        Ba3     B+   7.07-7.11  10/03/12     122,020     122,264
                                                                                                         -----------
                                                                                                           3,307,481
                                                                                                         -----------
Oil & Gas -- 4.5%
  Alon USA, Inc. (Edgington Facility)........... BTL         B2     B+   7.57-7.61  06/22/13      27,500      27,663
  Alon USA, Inc. (Paramount Facility)........... BTL         B2     B+   7.57-7.61  06/22/13     220,000     221,306
  ATP Oil & Gas Corp............................ BTL         NR     NR  8.82-10.75  04/14/10     997,489   1,005,438
  Big West Oil LLC(8)........................... BTL-B       B1     B+     7.61     05/15/14     900,000     902,532
  Calumet Lubricants Co. LP..................... BTL         B2    BB-     8.86     11/09/12     109,444     109,718
  Calumet Lubricants Co. LP..................... CLD         B2     B      5.21     11/09/12     111,111     111,389
  CDX Funding LLC............................... 2nd Lien    NR     NR     11.57    03/31/13   1,000,000   1,026,875
  Coffeyville Resources LLC..................... LOC         B2     B+     8.35     12/28/10     162,162     163,378
  Coffeyville Resources LLC..................... BTL-B       B2     B+  8.35-10.25  12/28/13     835,743     847,235
  Connacher Oil & Gas, Ltd...................... BTL-B       B1    BB-     8.61     10/20/13   1,000,000   1,010,000
  Dresser, Inc.................................. 1st Lien    B2     B      7.86     05/04/14   2,000,000   2,011,042
  Dresser, Inc.................................. 2nd Lien    B3     B      11.11    05/04/14   1,000,000   1,014,625
  Helix Energy Solutions Group, Inc............. BTL-B       B2    BB-   7.32-7.35  05/05/13     992,455     996,074
  Key Energy Services, Inc...................... Tranche C   B3    CCC   7.82-7.86  06/30/12     985,000     990,233
  Kinder Morgan, Inc............................ BTL-B      Ba2    BB-     6.82     05/08/14   2,000,000   2,000,892
  McJunkin Corp................................. BTL         B1     B+     7.59     01/30/14     995,000   1,001,219
  Targa Resources, Inc.......................... LOC         B1     B+     7.24     10/31/12      96,774      97,334
  Targa Resources, Inc.......................... BTL-B       B1     B+     7.36     10/31/12     396,169     398,460
  Venoco, Inc................................... 2nd Lien   Caa1    B-     9.36     04/01/14   1,000,000   1,010,000
  Western Refining Co. LP(8).................... BTL         B1    BB-     7.07     02/28/14   1,607,143   1,609,152
                                                                                                         -----------
                                                                                                          16,554,565
                                                                                                         -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2007 -- (unaudited) (continued)

                                                                Ratings/(1)/
                                                                ------------
                                                                              Interest  Maturity  Principal    Value
              Industry Description                     Type     Moody's S&P     Rate    Date/(2)/  Amount     (Note 2)
------------------------------------------------------------------------------------------------------------------------
Personal & Nondurable Consumer Products -- 0.8%
  American Achievement Corp....................... BTL-B         Ba3     B   7.57-9.50% 03/25/11  $  606,948 $   610,868
  Bushnell Performance Optics..................... BTL-B          B2     B   8.32-10.00 08/19/11     491,463     494,126
  Hillman Group, Inc.............................. BTL-B          B2     B      8.38    03/30/11     806,437     811,982
  Huish Detergents, Inc........................... 2nd Lien      Caa1   CCC+    9.57    10/26/14   1,000,000     992,500
                                                                                                             -----------
                                                                                                               2,909,476
                                                                                                             -----------
Personal, Goods & Misc. Services -- 1.4%
  Central Parking Corp............................ LOC           Ba2     B      7.57    05/22/14     189,655     190,841
  Central Parking Corp............................ 1st Lien      Ba2     B      7.57    05/22/14     810,345     815,409
  Garden Fresh Restaurants Corp................... BTL-B          B2     B      8.60    06/22/11     738,982     741,754
  NEP, Inc........................................ BTL-B          B1     B      7.61    02/16/14     997,498   1,002,175
  Sabre Holdings Corp............................. BTL-B          B2     B+     7.61    03/30/13   1,943,615   1,929,341
  Travelport, Inc................................. BTL-B          B2     B      7.82    08/23/13     419,677     422,085
  Travelport, Inc................................. LOC            B2     B+     7.86    08/08/13      44,611      44,867
                                                                                                             -----------
                                                                                                               5,146,472
                                                                                                             -----------
Personal Transportation -- 1.6%
  Continental Airlines, Inc....................... BTL-A1         B2     B      8.74    06/01/11     285,714     286,071
  Continental Airlines, Inc....................... BTL-A2         B2     B      8.74    06/01/11     714,286     715,179
  Delta Air Lines, Inc............................ 2nd Lien       B2     B      8.61    04/01/14   1,000,000   1,008,500
  United Airlines, Inc............................ Tranche B      B1     B      7.38    02/02/14   2,000,000   1,996,720
  US Airways Group, Inc........................... BTL            B3     B-     7.86    03/21/14   2,000,000   2,007,916
                                                                                                             -----------
                                                                                                               6,014,386
                                                                                                             -----------
Printing & Publishing -- 7.6%
  Advanstar Communications, Inc................... 2nd Lien      Caa2    B     10.32    11/30/14   1,000,000   1,005,208
  Affinity Group, Inc............................. BTL           Ba1     B      7.82    06/24/09   1,126,163   1,128,978
  Affinity Group, Inc............................. BTL-A         Ba1     B+     7.84    03/20/14     243,210     243,818
  Caribe Information Investment, Inc.............. BTL-B          B2     B      7.61    03/31/13   1,882,086   1,886,791
  Discovery Communications, Inc................... BTL-B          NR     NR     7.36    05/01/14   3,000,000   3,016,407
  GateHouse Media Operating, Inc.................. Delayed Draw   B1     B+  7.35-7.36  08/28/07     543,478     540,353
  GateHouse Media Operating, Inc.................. BTL            B1     B+     7.36    08/28/14   2,456,522   2,442,397
  Idearc, Inc..................................... BTL-B         Ba3     BB     7.36    11/17/11   1,990,000   2,000,288
  National CineMedia, Inc......................... BTL            B1     B+     7.11    02/13/15   1,000,000     999,196
  Penton Media, Inc............................... BTL-B          B1     B+  7.60-7.61  02/01/13     997,500   1,001,241
  Primedia, Inc................................... BTL            B2     B      7.57    09/30/13   1,081,624   1,080,272
  Reader's Digest Associations, Inc............... BTL-B          B2     B   7.33-7.38  03/01/14     997,500     998,201
  Thomas Nelson Publishers........................ BTL-B          B2     B   7.54-7.61  06/12/12     496,250     498,111
  Thompson Publishing Group, Inc.................. BTL            B3     NR     8.07    07/05/14   3,000,000   2,970,000
  Tribune Co...................................... BTL-B         Ba3    BB-     8.32    05/01/14   6,000,000   5,872,500
  Valassis Communications, Inc.(8)................ BTL            B1     B+     7.11    03/02/14   1,502,733   1,498,789
  Yell Group, Ltd................................. BTL-B         Ba3    BB-     7.32    10/27/12   1,000,000   1,006,970
                                                                                                             -----------
                                                                                                              28,189,520
                                                                                                             -----------
Retail Stores -- 6.1%
  Claire's Stores, Inc............................ BTL-B          B3     B      8.11    05/29/14   3,000,000   2,953,125
  CSK Automotive, Inc............................. BTL            B1     B+     8.35    06/30/12     992,519   1,006,166
  David's Bridal, Inc............................. BTL            B2     B      7.40    01/31/14   2,000,000   1,985,416
  General Nutrition Centers....................... BTL-B          B3     B-     7.60    08/16/13   2,000,000   1,989,376
  JRD Holdings, Inc............................... BTL            B1     B+     7.82    05/15/17   1,000,000   1,003,125
  Michaels Stores, Inc............................ BTL            B2     B-     7.63    10/31/13   3,000,000   2,975,418
  Neiman-Marcus Group, Inc........................ BTL            B1     B+  7.32-7.36  04/06/13     860,760     864,727
  Petco Animal Supplies, Inc...................... BTL-B          B2     B      7.86    10/25/13     497,500     501,009
  Quality Stores, Inc. (Central Tractor)+#@(5)(6). BTL-B         Caa2    NR    10.75    04/30/07     833,705           0
  Sally Holdings LLC.............................. BTL-B          B2     B      7.86    11/01/13     992,500     998,221
  Smart & Final, Inc.............................. 1st Lien       B1     B      8.36    05/21/14     597,990     597,990
  Smart & Final, Inc.............................. 2nd Lien       B3    CCC    12.13    11/21/14   1,000,000   1,000,000
  Supervalu, Inc.................................. BTL-B         Ba3    BB-  6.82-6.86  06/02/12     990,000     993,455
  The Pantry, Inc.(8)............................. BTL            B1    BB-     7.07    05/04/14   1,555,556   1,560,743
  Toys R Us, Inc.................................. BTL            B2     B      9.61    07/19/12   2,000,000   2,039,306
  VCA Antech, Inc................................. BTL-B         Ba3    BB-     6.82    02/11/11   2,000,000   1,997,500
                                                                                                             -----------
                                                                                                              22,465,577
                                                                                                             -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2007 -- (unaudited) (continued)

                                                       Ratings/(1)/
                                                       -----------
                                                                    Interest  Maturity  Principal     Value
         Industry Description                Type      Moody's  S&P   Rate    Date/(2)/  Amount      (Note 2)
---------------------------------------------------------------------------------------------------------------
Telecommunications -- 5.3%
  American Cellular Corp................ BTL-B           B1     B-    7.32%   04/01/14  $1,995,000 $  1,995,832
  Centennial Cellular Operating Co. LLC. BTL             B2     B-    7.36    02/09/11   1,375,000    1,383,471
  Cricket Communications, Inc........... BTL-B           B2     B-    7.36    06/16/13   2,970,000    2,981,880
  Crown Castle Operating Co............. BTL            Ba3     BB  6.82-6.90 01/26/14   2,000,000    2,002,188
  FairPoint Communications, Inc......... BTL-B           B1     BB-   7.13    02/08/12   1,000,000    1,001,719
  Hargray Communications Group, Inc..... BTL             B2      B    7.57    06/29/14   2,000,000    2,005,000
  Hawaiian Telecom...................... BTL-B           B2     B-    7.61    06/01/14     991,111      991,111
  IPC Systems, Inc...................... 1st Lien        B2      B    7.57    05/31/14   1,000,000      994,063
  IPC Systems, Inc...................... 2nd Lien       Caa1     B    10.57   05/31/14   1,000,000      997,500
  MetroPCS Wireless, Inc................ BTL-B           B2     B-    7.63    11/02/13     992,500      996,718
  Ntelos, Inc........................... BTL-B1         Ba3      B    7.57    08/24/11   1,448,137    1,455,378
  Paetec Communications, Inc............ 1st Lien        B2      B    8.82    02/15/13     997,500    1,003,360
  Sorenson Communications, Inc.......... Tranche B       B2      B    7.86    11/15/12     489,254      489,254
  Syniverse Technologies, Inc........... BTL-B          Ba3     BB-   7.11    02/15/12   1,187,281    1,189,507
                                                                                                   ------------
                                                                                                     19,486,981
                                                                                                   ------------
Textiles & Leather -- 0.3%
  Globe Manufacturing Corp.+#@(5)(6).... BTL-B          Caa2    NR    11.00   07/16/06     837,014            0
  Hanesbrands, Inc...................... BTL-B          Ba3     B+    7.11    09/05/13     926,071      929,913
  William Carter Co..................... BTL-B          Ba3     BB  6.82-6.86 07/14/12     343,280      343,709
                                                                                                   ------------
                                                                                                      1,273,622
                                                                                                   ------------
Utilities -- 4.9%
  Boston Generating LLC................. BTL-B           B1     B+    7.61    12/20/13     775,414      779,506
  Boston Generating LLC................. Synthetic LOC   B1     B+    5.23    12/20/13     172,414      173,324
  Boston Generating LLC................. Synthetic LOC   B1     B+    7.48    12/20/13      48,276       48,531
  Calpine Corp.......................... BTL            Ba3     BB-   7.61    04/01/09     997,500      999,890
  Concho Resources, Inc................. 2nd Lien        NR     NR    9.10    03/28/12   2,000,000    2,003,750
  Entegra Power Group LLC............... 2nd Lien        B3     B+    7.86    03/30/14     498,750      500,075
  KGen Power Corp....................... LOC            Ba3     BB-   7.13    01/31/14     375,000      375,703
  KGen Power Corp....................... BTL            Ba3     BB-   7.13    01/31/14     621,875      623,041
  La Paloma Generating Co............... Delayed Draw    B1     BB-   7.11    08/16/12      14,865       14,846
  La Paloma Generating Co............... LOC             B1     BB-   7.07    08/16/12      32,787       32,746
  La Paloma Generating Co............... BTL-C           B3     BB-   8.85    11/18/12     250,000      251,354
  La Paloma Generating Co............... BTL-B           B1     BB-   7.11    08/16/12     186,645      186,412
  LS Power Acquisition Co............... 1st Lien        B1     BB-   7.36    05/01/14   1,595,000    1,596,246
  Mach Gen LLC.......................... LOC             B2      B    7.36    02/22/13     281,250      281,355
  Mach Gen LLC.......................... BTL-B           B2      B    7.36    02/22/14   2,705,156    2,706,171
  NE Energy, Inc........................ 2nd Lien        B2     B-    9.88    05/01/11     250,000      253,646
  NRG Energy, Inc.(8)................... CLD            Ba3     B+    7.07    02/01/13     878,527      876,095
  NRG Energy, Inc.(8)................... BTL            Ba3     B+    7.11    02/01/13   2,116,170    2,110,312
  NSG Holdings II LLC................... LOC            Ba2     BB    6.86    06/15/14     102,041      102,105
  NSG Holdings II LLC................... BTL            Ba2     BB    6.86    06/15/14     884,732      885,285
  Reliant Energy, Inc................... LOC             B2      B    5.19    12/01/13   2,000,000    1,997,500
  TPF Generation Holdings LLC........... 2nd Lien        B3     B+    9.61    12/15/14   1,500,000    1,525,982
                                                                                                   ------------
                                                                                                     18,323,875
                                                                                                   ------------
  Total Loans (cost $346,129,793)..........................................                         344,804,607
                                                                                                   ------------
CORPORATE BONDS -- 0.6%
Electronics -- 0.6%
  NXP BV * (7)
   Note
   8.11% due 10/15/13 (cost $2,000,000)....................................              2,000,000    2,002,500
                                                                                                   ------------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2007 -- (unaudited) (continued)

                                                                   Shares/
                                                                  Principal     Value
            Industry Description                                   Amount      (Note 2)
  ----------------------------------------------------------------------------------------
  COMMON STOCK -- 0.1%
  Telecommunications -- 0.1%
    Global Crossing, Ltd. +.................................             175 $      3,304
    SAVVIS Communications Corp. +...........................           6,313      312,557
                                                                             ------------
    Total Common Stock (cost $125,981)......................                      315,861
                                                                             ------------
    Total Long-Term Investment Securities (cost $348,255,774)                 347,122,968
                                                                             ------------
  SHORT-TERM INVESTMENT SECURITIES -- 8.8%
  Registered Investment Companies -- 8.8%
    SSgA Money Market Fund (cost $32,803,013)...............     $32,803,013   32,803,013
                                                                             ------------
  TOTAL INVESTMENTS -- 102.4%
    (cost $381,058,787)(9)..................................                  379,925,981
  Liabilities in excess of other assets -- (2.4)%.............                 (8,726,308)
                                                                             ------------
  NET ASSETS -- 100.0%........................................               $371,199,673
                                                                             ============

--------
BTL    Bank Term Loan
CND TL Canadian Term Loan
LOC    Letter of Credit
FSRI   First Securities Repurchase Increase
CLD    Credit Linked Deposit
CLC    Credit Linked Commitment
CLTL   Credit Linked Term Loan
NR     Security is not rated.
+      Non-income producing security
@ Illiquid security. At June 30, 2007, the aggregate value of these securities was $0, representing 0.0% of net assets.
#      Fair valued security; see Note 2
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $2,002,500 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings are unaudited. Ratings provided are as of June 30, 2007.
(2) Based on the stated maturity, the weighted average to maturity of the Loans held in the portfolio will be approximately 71 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3) The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)    Company has filed Chapter 11 bankruptcy protection.
(6) Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2007.
(8)    Loan is subject to an unfunded loan commitment. See Note 11 for details.
(9)    See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2007-- (unaudited)

Note 1. Organization of the Fund

   The SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), is a non-diversified open-end management investment company. The Fund was organized as a Maryland corporation on March 6, 1998, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in senior secured floating rate loans and other institutionally traded senior secured floating rate debt obligations. The Fund may also purchase investment grade fixed income debt securities and money market instruments.

   Prior to October 4, 2006, the Fund operated as a closed-end investment management company. On October 4, 2006, the Fund converted from a closed-end investment management company to an open-end investment management company. Coincident with the conversion, the Class A shares were redesignated as Class Q shares and a new class of shares designated as Class A commenced offering.

   The Fund offers four classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. Class B shares are offered for sale at net asset value without a front-end sales charge, although a declining CDSC charge may be imposed on redemptions made within four years of purchase. Class C shares are offered for sale at net asset value without a front-end sales charge, although a CDSC may be imposed on redemptions made within 12 months of purchase. Class D shares are offered for sale at net asset value without a front-end sales charge and no CDSC. Class Q shares are not currently offered for sale and are available only through a conversion of Class B shares eight years after purchase and Class C shares purchased before 1999, after ten years from purchase. The share classes differ in their respective distribution and service fees. All classes have equal rights to assets and voting privileges except as may otherwise be provided in the Fund's registration statement.

   Indemnifications: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that may contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: The Fund's investments in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors (the "Board"). Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity. Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2007 -- (unaudited)
        (continued)

   bid/ ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60/th/ day, are amortized to maturity based on the value determined on the 61/st/ day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board.

   The Senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

   Repurchase Agreements: The Fund may enter into repurchase agreements. The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2007, the Fund did not enter into any repurchase agreements.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $11,415 for the period ended June 30, 2007, are accreted to income over the life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $153,251 for the period ended June 30, 2007, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class). Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected. The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2007 -- (unaudited)
        (continued)


   New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

   In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of June 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

   Statement of Cash Flows: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account, and does not include any short-term investments at June 30, 2007.

Note 3. Capital Share Transactions

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in five different classes. Transactions in shares of each class were as follows:

                                       For the                 For the period
                                    period ended             October 4, 2006**-
                              June 30, 2007 (unaudited)       December 31, 2006
                             -------------------------   -------------------------
                                Shares        Amount        Shares        Amount
Class A#                     ----------   ------------   ----------   ------------
Shares sold.................  8,879,911   $ 83,790,805    1,759,134   $ 16,531,338
Reinvested distributions....     74,782        705,248        5,048         47,437
Shares redeemed............. (1,443,912)   (13,622,367)    (257,470)    (2,418,681)
                             ----------   ------------   ----------   ------------
   Net increase (decrease)..  7,510,781   $ 70,873,686    1,506,712   $ 14,160,094
                             ==========   ============   ==========   ============

                                       For the                     For the
                                    period ended                 year ended
                              June 30, 2007 (unaudited)       December 31, 2006
                             -------------------------   -------------------------
                                Shares        Amount        Shares        Amount
Class B                      ----------   ------------   ----------   ------------
Shares sold.................    165,582   $  1,562,313      453,924   $  4,269,518
Reinvested distributions....     54,855        517,554      118,659      1,116,260
Shares redeemed.............   (537,788)@   (5,073,640)@   (501,412)*   (4,716,044)*
                             ----------   ------------   ----------   ------------
   Net increase (decrease)..   (317,351)  $ (2,993,773)      71,171   $    669,734
                             ==========   ============   ==========   ============

                                       For the                     For the
                                    period ended                 year ended
                              June 30, 2007 (unaudited)       December 31, 2006
                             -------------------------   -------------------------
                                Shares        Amount        Shares        Amount
Class C                      ----------   ------------   ----------   ------------
Shares sold.................  9,221,066   $ 86,998,092    6,565,881   $ 61,753,971
Reinvested distributions....    408,053      3,848,953      673,809      6,338,411
Shares redeemed............. (2,220,760)   (20,953,636)  (4,906,086)   (46,157,931)
                             ----------   ------------   ----------   ------------
   Net increase (decrease)..  7,408,359   $ 69,893,409    2,333,604   $ 21,934,451
                             ==========   ============   ==========   ============

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2007 -- (unaudited)
        (continued)

                                    For the
                                  period ended               For the
                                 June 30, 2007             year ended
                                  (unaudited)           December 31, 2006
                             ---------------------  ------------------------
                              Shares      Amount      Shares       Amount
Class D                      --------  -----------  ----------  ------------
Shares sold.................   23,485  $   221,678     819,357  $  7,710,168
Reinvested distributions....   39,971      376,986     110,443     1,039,375
Shares redeemed............. (342,201)  (3,228,526) (1,689,707)  (15,879,854)
                             --------  -----------  ----------  ------------
   Net increase (decrease).. (278,745) $(2,629,862)   (759,907) $ (7,130,311)
                             ========  ===========  ==========  ============

                                    For the
                                  period ended               For the
                                 June 30, 2007             year ended
                                  (unaudited)           December 31, 2006
                             ---------------------  ------------------------
                              Shares      Amount      Shares       Amount
Class Q#                     --------  -----------  ----------  ------------
Shares sold.................  300,088@ $ 2,831,569@     49,174* $    462,208*
Reinvested distributions....    3,750       35,371       2,075        19,516
Shares redeemed.............  (20,773)    (196,076)    (11,733)     (110,650)
                             --------  -----------  ----------  ------------
   Net increase (decrease)..  283,065  $ 2,670,864      39,516  $    371,074
                             ========  ===========  ==========  ============

   -----
   @ Includes automatic conversion of 299,933 shares of Class B shares in the amount of $2,830,099 to 299,933 shares of Class Q shares in the amount of $2,830,099.
   * Includes automatic conversion of 45,900 shares of Class B shares in the amount of $431,458 to 45,900 shares of Class Q shares in the amount of $431,458.
   ** Inception date of class.
   # Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.

Note 4. Purchases and Sales of Securities

   During the period ended June 30, 2007, the Fund's cost of purchases of Loans and proceeds from Loan sales were $296,287,147 and $170,981,737, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with AIG SunAmerica. Pursuant to the Advisory Agreement, AIG SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, AIG SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of AIG SunAmerica and its affiliates. AIG SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay AIG SunAmerica a monthly advisory fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% thereafter.

   AIG Global Investment Corp. ("AIGGIC") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with AIG SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and is an affiliate of AIG SunAmerica. Under the Subadvisory Agreement, AIGGIC manages the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, AIGGIC is entitled to receive from AIG SunAmerica a monthly fee payable at the following annual rates: 0.25% for the first $1 billion of average daily net assets; and 0.20% for average daily net assets of more than $1 billion. The fee paid to the subadviser is paid by AIG SunAmerica and not the Fund.

   Pursuant to the Administrative Services Agreement (the "Administrative Agreement") AIG SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, AIG SunAmerica receives an annual fee equal to 0.40% of average daily net assets of the Fund. For the period ended June 30, 2007, AIG SunAmerica accrued administration fees in the amount of $575,889.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2007 -- (unaudited)
        (continued)


   The Fund has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("AIG SACS" or the "Distributor"), an affiliate of AIG SunAmerica. The Fund, on behalf of each Class, except Class D, has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (each a "Plan" and collectively, the "Plans"). Hereinafter referred to as the "Class A Plan," "Class B Plan," "Class C Plan," and "Class Q Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans provide that the Fund, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of 0.10% of average daily net assets of Class A shares and 0.50% of average daily net assets of Class B and C shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the distributor under the Class A, Class B and Class C Plans may exceed the Distributor's distribution costs as described above. The Plans also provide that Class A, Class B, Class C and Class Q shares of the Fund shall pay the Distributor an account maintenance fee of 0.25% of the average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. For the period ended June 30, 2007 AIG SACS received sales charges on Class A shares of $252,240, of which $32,933 was reallowed to affiliated broker-dealers and $171,413 to non-affiliated broker-dealers. In addition, AIG SACS receives the proceeds of early withdrawal charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. For the period ended June 30, 2007, AIG SACS received early withdrawal charges of $39,638. For the period ended June 30, 2007 AIG SACS voluntarily waived fees for the following classes: Class A $30,845, Class B $30,883, Class C $257,000, and Class Q $471. The fee waiver and expense reimbursement will continue indefinitely but may be terminated at any time.

   The Fund has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("AIG SAFS"), an indirect wholly-owned subsidiary of AIG SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate AIG SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the period ended June 30, 2007, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable on the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate AIG SAFS pursuant to the terms of the Service Agreement.

                                                      Payable at
                                            Expense  June 30, 2007
                                            -------- -------------
             Class A+...................... $ 45,219    $13,606
             Class B.......................   27,176      4,387
             Class C.......................  226,121     43,916
             Class D.......................   16,158      2,541
             Class Q+......................    2,065        573

--------
   + Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.

   AIG SunAmerica contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.45% for Class A, and 1.75% for Class B and Class C of average daily net assets. The expense reimbursements and fee waivers will continue indefinitely, subject to termination by the Directors, including a majority of the directors that are not deemed to be "interested persons" of the Fund, as defined by Section 2(a)(19) of the 1940 Act ("Disinterested Directors"). AIG SunAmerica voluntarily agreed to waive fees or reimburse expenses, if necessary, at or below 1.45% for Class Q and 1.25% for Class D of average daily net assets. The expense waiver and fee reimbursement will continue indefinitely but may be terminated at any time. For the period ended June 30, 2007, AIG SunAmerica waived fees and reimbursed expenses as follows:
   Class A $96,864, Class B $57,417, Class C $420,502, Class D $41,019, and
   Class Q $8,199.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2007 -- (unaudited)
        (continued)


Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, retirement pension expense, dividends payable and treatment of defaulted securities.

         Distributable Earnings                    Tax Distributions
---------------------------------------- -------------------------------------
                                                   For the year ended
  For the year ended December 31, 2006             December 31, 2006
---------------------------------------- -------------------------------------
         Long-term Gains/   Unrealized                       Long-term
Ordinary   Capital Loss    Appreciation   Ordinary            Capital
 Income     Carryover     (Depreciation)   Income              Gains
-------- ---------------- -------------- ----------- -------------------------
 $2,886   $(27,384,177)     $(703,790)   $13,291,502           $ --

   Capital Loss Carryforwards. At December 31, 2006 capital loss carryforwards available to offset future recognized gains were $27,384,177, with $16,694 expiring in 2007, $1,179,134 expiring in 2008, $9,997,029 expiring in 2009,
   $7,736,363 expiring in 2010, $4,956,144 expiring in 2011, and $3,498,813 expiring in 2012.

   During the year ending December 31, 2006, the Senior Floating Rate Fund utilized $312,979 of capital loss carry forwards to offset current year capital gains.

   Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended December 31, 2006, the Fund elected to defer $7,366 of Post-October Capital Losses.

   Unrealized appreciation and depreciation in the value of investments at June 30, 2007 for federal income tax purposes were as follows:

   Cost (tax basis)............................................ $381,059,614
                                                                ============
   Gross unrealized appreciation............................... $  1,335,930
   Gross unrealized depreciation...............................   (2,469,563)
                                                                ------------
   Net unrealized depreciation................................. $ (1,133,633)
                                                                ============

Note 7. Director Retirement Plan

   The Directors of the Corporation have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006 for the unaffiliated Directors. The Retirement Plan provides generally that an unaffiliated Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2007 -- (unaudited)
        (continued)

   An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   As of June 30, 2007, the Fund had accrued $23,317 for the Retirement Plan, which is included in Directors' fees and expenses line on the Statement of Assets and Liabilities and for the period ended June 30, 2007, expensed $6,974 for the Retirement Plan, which is included in Directors' fees and expenses line on the Statement of Operations.

Note 8. Line of Credit

   The AIG SunAmerica Family of Mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Company, the Fund's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. The committed and uncommitted lines of credit were not used during the period ended June 30, 2007.

Note 9. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission (the "SEC"), the Fund is permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended June 30, 2007, the Fund did not participate in this program.

Note 10. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 11. Unfunded Loan Commitments

   On June 30, 2007, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

                                                         Maturity
   Name                                    Type            Date     Amount
   ----                           ---------------------- -------- ----------
   Big West Oil LLC.............. Delayed Draw Term Loan 05/15/14 $1,100,000
   Boise Cascade Holdings LLC.... Delayed Draw Term Loan 04/30/14    365,954
   Fender Musical Instruments
     Corp........................ Delayed Draw Term Loan 06/06/14    333,333
   Hub International Holdings,
     Inc......................... Delayed Draw Term Loan 06/13/14    549,020
   NRG Energy, Inc............... Delayed Draw Term Loan 05/23/14  2,000,000
   RGIS LLC...................... Delayed Draw Term Loan 05/01/14     47,619
   The Pantry, Inc............... Delayed Draw Term Loan 05/04/14    444,444
   Univision Communications, Inc. Delayed Draw Term Loan 03/28/14    241,611
   Valassis Communications, Inc.. Delayed Draw Term Loan 03/02/14    426,667
   Western Refining Co. LP....... Delayed Draw Term Loan 02/28/14    392,857
   WMG Acquisition Corp.......... Revolver               01/18/11    500,000

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2007 -- (unaudited)
        (continued)


Note 12. Other Information

   On February 9, 2006, AIG, the parent company and an affiliated person of AIG SunAmerica, AIG SACS, and AIGGIC, announced that it had consented to the settlement of an injunctive action instituted by the SEC. In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the
   Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Fund.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
   Section 9(a) of the 1940 Act. Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Fund. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to receipt of permanent relief, the Adviser, Distributor and AIGGIC believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Fund.

[LOGO] AIG Sun America
Mutual Funds

            AIG SunAmerica Asset Management Corp.
            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors                  Custodian                  DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Samuel M. Eisenstat        P.O. Box 5607             file its com-plete
 Stephen J. Gutman          Boston, MA 02110          schedule of portfolio
 Peter A. Harbeck                                     holdings with the U.S.
 William J. Shea           VOTING PROXIES ON FUND     Securities and Exchange
                           PORTFOLIO SECURITIES       Commission for its first
Officers                   A description of the       and third fiscal quarters
 Vincent M. Marra,         policies and proce-dures   on Form N-Q. The Fund's
   President               that the Fund uses to      Forms N-Q are available
 Donna M. Handel,          determine how to vote      on the U.S. Securities
   Treasurer               proxies related to         and Exchange Commission's
 James Nichols, Vice       securities held in the     website at www.sec.gov.
   President               Fund's portfolio, which    You can also review and
 Cynthia A. Gibbons, Vice  is available in the        obtain copies of the
   President and Chief     Fund's Statement of        Forms N-Q at the U.S.
   Compliance Officer      Additional Information,    Securities and Ex-change
 Gregory N. Bressler,      may be ob-tained without   Commission's Public
   Chief Legal             charge upon request, by    Reference Room in
   Officer and Secretary   calling (800) 858-8850.    Washington, DC
 Gregory R. Kingston,      This in-formation is also  (information on the
   Vice President and      available from the EDGAR   operation of the Public
   Assistant Treasurer     database on the U.S.       Reference Room may be
 Nori L. Gabert, Vice      Secu-rities and Exchange   ob-tained by calling
   President and           Commission's website at    1-800-SEC-0330).
   Assistant Secretary     http://www.sec.gov.
 Corey A. Issing,                                     PROXY VOTING RECORD ON
   Assistant Secretary     DELIVERY OF SHAREHOLDER    FUND PORTFOLIO SECURITIES
 Kathleen Fuentes,         DOCUMENTS                  Information regarding how
   Assistant Secretary     The Funds have adopted a   the Fund voted proxies
 Kathryn A. Pearce,        policy that allows them    relating to securities
   Assistant Treasurer     to send only one copy of   held in the Fund's
 Matthew J. Hackethal,     a Fund's prospectus,       portfolio during the most
   Anti-Money Laundering   proxy material, annual     recent twelve month
   Compliance Officer      report and semi-annual     period ended June 30 is
                           report (the "shareholder   available, once filed
Investment Adviser         documents") to             with the U.S. Securities
 AIG SunAmerica Asset      shareholders with          and Exchange Commis-sion,
   Management Corp.        multiple accounts          without charge, upon
 Harborside Financial      residing at the same       request, by calling
   Center                  "household." This          (800) 858-8850 or on the
 3200 Plaza 5              practice is called         U.S. Securities and
 Jersey City, NJ           householding and reduces   Exchange Commission's
   07311-4992              Fund expenses, which       website at
                           benefits you and other     http://www.sec.gov.
Distributor                shareholders. Unless the
 AIG SunAmerica Capital    Funds receive              This report is submitted
   Services, Inc.          instructions to the        solely for the general
 Harborside Financial      con-trary, you will only   information of
   Center                  receive one copy of the    shareholders of the Fund.
 3200 Plaza 5              shareholder documents.     Distribution of this
 Jersey City, NJ           The Funds will continue    report to persons other
   07311-4992              to household the           than shareholders of the
                           share-holder documents     Fund is authorized only
Shareholder Servicing      indefinitely, until we     in connection with a
Agent                      are instructed otherwise.  currently effective
 AIG SunAmerica Fund       If you do not wish to      prospectus, setting forth
   Services, Inc.          participate in             details of the Fund,
 Harborside Financial      householding, please       which must precede or
   Center                  contact Shareholder        accompany this report.
 3200 Plaza 5              Services at (800)
 Jersey City, NJ           858-8850 ext. 6010 or      The accompanying report
   07311-4992              send a written request     has not been audited by
                           with your name, the name   independent accountants
Transfer Agent             of your fund(s) and your   and accordingly no
 State Street Bank and     account number(s) to AIG   opinion has been
   Trust Company           SunAmerica Mutual Funds    expressed thereon.
 P.O. Box 219373           c/o BFDS, P.O. Box
 Kansas City, MO 64141     219186, Kansas City MO,
                           64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

www.sunamericafunds.com

SFSAN - 6/07

[LOGO]

AIG

Sun America
Mutual Funds

Item 2. Code of Ethics.

     Not applicable.

Item 3. Audit Committee Financial Expert.

     Not applicable.

Item 4. Principal Accountant Fees and Services.

     Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not applicable.

Item 6. Schedule of Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 AFR 229.
     407) (as required by 22(b)(15)) of Schedule 14A (17 AFR 240. 14a-101), or
     this Item 10.

Item 11. Controls and Procedures.

    (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures, as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 AFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

    (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 AFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 AFR 270.30a-2(a)) attached hereto as
              Exhibit 99.CERT.

          (3)  Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 AFR 270.30a-2(a)) and Section 906 of the
          Banes-Axel Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ Vincent M. Marra
    --------------------
Vincent M. Marra
President
Date: September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Vincent M. Marra
    --------------------
Vincent M. Marra
President

Date: September 7, 2007


By: /s/ Donna M. Handel
    -------------------
Donna M. Handel
Treasurer

Date: September 7, 2007